Equity - Warrants (Details)	12 Months Ended
Jun. 30, 2019 $ / shares shares
Warrants Outstanding
Balance at the beginning	0
Granted/Acquired	86,732
Forfeited	0
Exercised	0
Balance at the end	86,732
Exercisable Shares
Balance at the beginning	0
Granted/Acquired	86,732
Forfeited	0
Exercised	0
Balance at the end	86,732
Weighted Average Exercise Price
Balance at the beginning (in dollars per share) | $ / shares	$ 0.00
Granted/Acquired (in dollars per share) | $ / shares	4.89
Forfeited (in dollars per share) | $ / shares	0.00
Exercised (in dollars per share) | $ / shares	0.00
Balance at the end (in dollars per share) | $ / shares	$ 4.89
Average Remaining Contractual Life
Balance at the beginning (in years)	0 years
Granted/Acquired (in years)	5 years
Forfeited (in years)	0 years
Exercised (in years)	0 years
Balance at the end (in years)	4 years 10 months 21 days